UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American High-Income
Municipal Bond Fund

[photo of a drop of water on the tip of a leaf]

Semi-annual report for the six months ended January 31, 2009

American High-Income Municipal Bond Fund® seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2008 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	–22.40%	–1.97%	1.30%

The total annual fund operating expense ratio was 0.69% for Class A shares as of the most recent fiscal year-end. This figure does not reflect the fee waiver described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Respective fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

The fund’s 30-day yield for Class A shares as of February 28, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 5.46%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 8.40%.) The fund’s distribution rate for Class A shares as of that date was 5.60% (5.56% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 5.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds.

Fellow shareholders:

[photo of a drop of water on the tip of a leaf]
Since our last report, financial markets have encountered extraordinary challenges that have exacerbated the economic recession that began in December 2007. All major asset classes experienced sharp price declines since last summer, except for U.S. government bonds and cash equivalents. In the municipal market, lower rated, higher yielding bonds, which are the mainstay of this fund, bore the brunt of the downturn.

In this environment, American High-Income Municipal Bond Fund recorded a total return of –13.2% for the six months ended January 31, 2009. Though we are disappointed with this result, we are also mindful that many investors fared much worse during this difficult period. The Lipper High-Yield Municipal Debt Funds Average, a measure of peer group results, returned –18.3% for the same period. In contrast, the Barclays Capital Municipal Bond Index* gained 0.7%. This index serves as a proxy for the investment-grade municipal market, which held up much better than below investment-grade municipals. To illustrate the difference: The Barclays Capital Municipal High Yield Index, which focuses only on bonds rated below investment grade, recorded a –19.5% return. American High-Income Municipal Bond Fund invests in both investment-grade and non-investment-grade bonds.

[Begin Sidebar]
Results at a glance

For periods ended January 31, 2009, with dividends reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 9/26/94)

American High-Income Municipal
Bond Fund (Class A shares)	–16.45%	–0.44%	2.10%	4.25%

Lipper High-Yield Municipal
Debt Funds Average	–21.51	–1.49	1.11	3.30

Barclays Capital Municipal
Bond Index*	–0.16	3.33	4.51	5.68

*The index, formerly Lehman Brothers Municipal Bond Index, was taken over by Barclays Capital in 2008. It is unmanaged and primarily holds bonds with investment-grade ratings; its results do not reflect the effect of sales charges, commissions or expenses.

[End Sidebar]

Income is a prime objective of the fund and a key component of its total return. For the six months, the fund paid dividends totaling about 35 cents a share. Shareholders who reinvested dividends recorded an income return of 2.50% (5.00% annualized), which is equivalent to a taxable return of 3.85% (7.70% annualized) for investors in the top federal tax bracket. Those who took dividends in cash earned an income return of 2.47% (4.94% annualized). Nonetheless, a decline in the fund’s share price during the period more than offset the income, resulting in the negative total return.

Bond market overview

The current fiscal year began in August 2008 with the municipal market hampered by challenges endemic to its market, including problems with bond insurers and auction-rate securities. Bond insurers faced capital constraints and rating downgrades primarily because of their exposure to taxable mortgage-related securities, which diminished the credibility of their guarantees on municipal debt. Auction-rate securities, which blended features of both long- and short-term bonds, suffered severe dislocations as investment banks ceased to support regular auctions and buyers balked.

While the municipal market grappled with these troubles, a deeper crisis was brewing in the taxable bond market, precipitated by the housing slump and mounting losses on mortgage-backed securities. In September, the crisis escalated when, in a matter of weeks, the government took over Fannie Mae, Freddie Mac and troubled insurer AIG; the investment bank Lehman Brothers filed for bankruptcy; the Federal Deposit Insurance Corporation arranged a takeover of Washington Mutual; and Merrill Lynch sold itself to Bank of America. Arranged takeovers of other faltering regional banks occurred in October. In the municipal market, the disappearance of key investment banks strained liquidity (the ease of buying or selling an asset), especially for lower quality issues.

As investors digested the breadth and depth of the evolving crisis, financial markets plummeted, sending stock, bond and commodities prices lower. Government bonds bucked the downtrend, as wary investors flocked to the safety of U.S. Treasuries. As waves of pessimism overwhelmed the markets, the economy slipped deeper into recession and job losses began to rise rapidly.

To address deteriorating conditions, the Federal Reserve injected billions to help increase liquidity in the debt markets, and Congress passed the Emergency Economic Stabilization Act. Additionally, the Fed slashed its overnight lending rate in mid-December to a range of 0%–0.25%, a historic low.

Shortly thereafter, bond markets began to show tentative signs of improvement, and a rally ensued that extended through the end of the fiscal period. In the municipal market, high-quality, short- and intermediate-term bonds were the first to experience renewed demand. By January, some even lower rated, longer maturity bonds met with investor interest. In fact, high-yield municipal bonds returned nearly 6% in January, one of the strongest months on record. Yet despite this recovery, high-yield returns for the fiscal period remained negative, owing to the scope of the downturn during the final four months of 2008.

Effects on the portfolio

American High-Income Municipal Bond Fund could not escape the market dynamics and economic weakness that dampened bond prices last year. However, portfolio counselors were able to soften the blow by entering the decline with a larger concentration of high-quality bonds than would typically be held by the fund. At the start of the fiscal period, approximately 57% of the portfolio was composed of bonds with investment-grade ratings, including approximately 21% in the two highest rating categories. This defensive posture helped cushion the portfolio against the broader downturn, enabling us to deliver better relative results for the period.

Portfolio counselors largely maintained exposure to investment-grade bonds, as shown in the chart atop page 6. At the same time, they lowered exposure to bonds rated below investment grade, to about 32% from 36%. They also increased cash and other short-term holdings, affording them additional flexibility to take advantage of emerging opportunities that tend to result from market dislocations.

Careful research has always determined the makeup of the fund’s portfolio. During the six months, our research efforts led to an increase in holdings of airport bonds and multifamily housing bonds (mainly student housing and state-sponsored affordable housing projects). At the same time, we trimmed hospital holdings and tax assessment bonds by identifying issuers and markets most likely to become impaired by a weakening economy. Given the unsettled nature of current market conditions, the scope of economic uncertainty and the greatly diminished presence of bond insurers, ongoing and thorough research remains indispensable to our efforts to cushion the portfolio against further disruptions and to deliver a high level of tax-exempt income to our shareholders.

Looking ahead

We have been greatly encouraged by improving conditions in the municipal market since mid-December, yet significant challenges remain. The ongoing recession is likely to strain state and local revenues and could lead to rating downgrades for some issuers. Also, the decline of bond insurance means that many issuing entities will face even greater scrutiny of their credit profiles. We believe that these challenges, while meaningful, play to the strengths of our research-driven investment approach.

We believe the portfolio counselors and analysts of American High-Income Municipal Bond Fund are well-prepared to meet these challenges with years of investment experience, a conservative management style and rigorous attention to detail. We cannot control what the market does, but we can strive to tailor our approach to take advantage of opportunities as they arise, with the goal of limiting the effects of adverse markets. Our extensive research efforts are crucial to achieving these goals.

Most importantly, we maintain a long-term perspective on all our investments, even when the market becomes myopic. This focus has guided the portfolio through several turbulent markets during the fund’s lifetime and keeps our efforts centered on the long-term needs of our shareholders.

We appreciate your confidence and patience, especially during difficult market periods, and we look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Karl J. Zeile

Karl J. Zeile
President

March 16, 2009

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 5.66% tax-exempt distribution rate as of January 31, 2009. For example, investors in the highest federal tax bracket (35%) would need a taxable distribution rate of 8.71% to match the fund’s distribution rate.

If your taxable income is ...
Single	Joint	Then your federal tax rate* is ...	The fund’s distribution rate† equals a taxable rate of …

$0 – 8,025	$0 – 16,050	10.0%	6.29%
8,026 – 32,550	16,051 – 65,100	15.0	6.66
32,551 – 78,850	65,101 – 131,450	25.0	7.55
78,851 – 164,550	131,451 – 200,300	28.0	7.86
164,551– 357,700	200,301 –357,700	33.0	8.45
Over 357,700	Over 357,700	35.0	8.71

*Based on 2008 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

†The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2009.
[End Sidebar]

Other share class results

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
December 31, 2008 (the most recent calendar quarter-end):	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–23.81%	–2.23%	1.48%
Not reflecting CDSC	–19.99	–1.91	1.48

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–20.79	–1.98	0.48
Not reflecting CDSC	–20.03	–1.98	0.48

Class F-1 shares* — first sold 3/19/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–19.44	–1.27	1.18

Class F-2 shares* — first sold 8/12/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–17.76	†

*These shares are sold without any initial or contingent deferred sales charge.
†Results are cumulative total returns; they are not annualized.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Respective fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio
January 31, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	9.5%
Aa/AA	10.6
A/A	14.3
Baa/BBB	21.3
Ba/BB	14.9
B/B	14.6
Caa/CCC or less	2.2
Short-term securities & other assets less liabilities	12.6

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 87.40%	(000)	(000)	assets

Alaska - 1.22%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006, Subseries A-2, AMT, 4.60% 2022	$9,090	$8,304	.46%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	5,000	5,340	.30
Other securities		8,252	.46
		21,896	1.22

Arizona - 3.69%
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	10,500	7,080	.40
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), AMT:
Series 2007, 6.55% 2037	14,500	9,859
Series 2008, 7.50% 2038	10,000	7,683	.98
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2009-A, 5.00% 2039	7,000	6,851	.38
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A-1, AMT, 4.90% 2028	2,200	1,484	.08
Other securities		33,118	1.85
		66,075	3.69

California - 6.62%
Pollution Control Fncg. Auth., Waste Management, Inc. Project, AMT:
Solid Waste Disposal Rev. Bonds, Series 2003-A, 5.00% 2038	1,000	891
Solid Waste Disposal Rev. Ref. Bonds, Series 2002-A, 5.00% 2022	3,000	2,266	.18
Other securities		115,283	6.44
		118,440	6.62

Colorado - 4.76%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	17,000	8,903	.50
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	12,500	7,355	.41
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	7,215	.40
Other securities		61,623	3.45
		85,096	4.76

Connecticut - 1.19%
Other securities		21,315	1.19

Florida - 12.92%
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program), Series 2006-A, AMT, 4.80% 2038	6,780	6,045	.34
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	5,807	.32
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	11,500	5,829	.33
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	13,000	9,080	.51
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,425	7,152	.40
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018	1,000	979	.05
Other securities		196,247	10.97
		231,139	12.92

Georgia - 1.90%
Other securities		33,962	1.90

Idaho - 1.40%
Housing and Fin. Assn., Single-family Mortgage Bonds, AMT:
Series 1997-H-2, 5.40% 2010	60	61
Series 1997-I-2, 5.55% 2010	30	30
Series 1998-B-2, 5.20% 2011	65	66
Series 1999-B-2, 5.00% 2013	165	165
Series 1999-D-3, 5.15% 2013	165	166
Series 1999-G, 5.75% 2014	100	103
Series 2001-B, Class III, 5.75% 2020	810	830
Series 2001-E, Class III, 5.40% 2021	650	653
Series 2001-F, Class III, 5.30% 2021	770	770
Series 2002-C, Class III, 5.50% 2021	745	754
Series 2002-E, Class III, 5.30% 2022	735	737
Series 2003-B, Class III, 5.10% 2023	700	669
Series 2003-C, Class III, 4.50% 2023	695	613
Series 2003-E, Class III, 5.15% 2023	1,075	1,075
Series 2004-A, Class III, 4.75% 2024	1,000	900
Series 2004-B, Class III, 5.40% 2024	1,475	1,455
Series 2005-B, Class III, 5.00% 2025	1,740	1,619
Series 2005-C, Class III, 4.80% 2026	885	775
Series 2005-D, Class III, 4.90% 2026	1,145	1,020
Series 2005-F, Class III, 5.00% 2026	1,105	1,031
Series 2006-D, Class III, 5.20% 2027	2,985	2,881
Series 2006-F, Class III, 4.80% 2028	1,280	1,092
Series 2007-A, Class III, 4.85% 2028	2,160	1,833
Series 2007-B, Class III, 4.60% 2028	860	701
Series 2007-C, Class III, 4.75% 2028	1,965	1,638
Series 2007-E-1, Class III, 4.85% 2028	2,605	2,211
Series 2007-J, Class III, 5.00% 2028	1,190	1,114	1.40
		24,962	1.40

Illinois - 4.95%
Other securities		88,580	4.95

Indiana - 2.04%
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	8,000	6,705	.37
Other securities		29,745	1.67
		36,450	2.04

Iowa - 0.55%
Other securities		9,901	.55

Kentucky - 0.77%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	5,383	.30
Other securities		8,403	.47
		13,786	.77

Louisiana - 2.29%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	13,000	9,094	.51
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	10,500	7,130	.40
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	12,883	.72
Other securities		11,836	.66
		40,943	2.29

Maine - 0.78%
Fin. Auth., Rev. Obligation Securities, Point Lookout Issue, Series 2008, 9.875% 2017 (1)	15,000	12,666	.71
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	1,500	1,218	.07
		13,884	.78

Maryland - 1.21%
Other securities		21,651	1.21

Massachusetts - 1.91%
Educational Fncg. Auth., Education Loan Rev. Bonds, AMT:
Issue E, Series 2007:
AMBAC insured, 4.70% 2027	10,000	7,883
4.60% 2022	5,000	4,327
Issue H, Series 2008, ASSURED GUARANTY insured, 6.125% 2022	8,000	8,307	1.15
Other securities		13,715	.76
		34,232	1.91

Michigan - 2.48%
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2007-B, AMT, FSA insured, 4.95% 2044	8,000	6,450	.36
Other securities		37,899	2.12
		44,349	2.48

Missouri - 1.65%
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	6,851	.38
Other securities		22,666	1.27
		29,517	1.65

Nebraska - 0.69%
Other securities		12,339	.69

Nevada - 2.43%
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-B, AMT, 5.70% 2041	6,870	6,717	.38
Other securities		36,686	2.05
		43,403	2.43

New Hampshire - 0.54%
Other securities		9,616	.54

New Jersey - 2.69%
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,490	.31
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	13,000	8,180	.45
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	12,500	7,981	.45
Other securities		26,521	1.48
		48,172	2.69

New Mexico - 0.77%
Other securities		13,758	.77

New York - 3.20%
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	9,000	7,529	.42
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT:
7.625% 2025	8,000	5,710
8.00% 2028	11,000	8,001	.77
Other securities		35,987	2.01
		57,227	3.20

North Carolina - 0.80%
Other securities		14,300	.80

Ohio - 2.65%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	23,145	14,799	.83
Other securities		32,617	1.82
		47,416	2.65

Oregon - 0.51%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	5,467	.31
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 5.25% 2029	5,000	3,594	.20
		9,061	.51

Pennsylvania - 2.67%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System), Series 2007-A, 5.00% 2017	8,500	5,955	.33
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 5.10% 2027	1,500	1,061	.06
Other securities		40,716	2.28
		47,732	2.67

South Carolina - 1.22%
Other securities		21,890	1.22

Tennessee - 1.45%
Other securities		25,904	1.45

Texas - 7.24%
Alliance Airport Auth., Inc., American Airlines, Inc. Project, AMT:
Special Facs. Rev. Bonds, Series 1990, 7.00% 2011	2,500	1,733
Special Facs. Rev. Ref. Bonds, Series 2007, 5.25% 2029	2,000	785
Dallas-Fort Worth International Airport Fac. Improvement Corp., AMT:
American Airlines, Inc. Rev. Bonds:
Series 1999, 6.375% 2035	6,000	2,624
Series 2002, 8.25% 2036	4,580	2,429
American Airlines, Inc. Rev. Ref. Bonds:
Series 2000-A:
9.125% 2029	5,000	3,004
Subseries 2, 9.00% 2029	5,655	3,480
Series 2007, 5.50% 2030	6,000	2,477	.92
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)	11,680	7,699	.43
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds, AMT:
Waste Management of Texas, Inc. Brazoria County Project, Series 2003-A, 5.20% 2028	2,000	1,418
Waste Management of Texas, Inc. Travis County Project, Series 2003-C, 5.20% 2028	1,500	1,064
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 6.00% 2020	2,500	2,298	.27
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.20% 2018	15,300	12,767	.71
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,000	7,062	.40
Other securities		80,667	4.51
		129,507	7.24

Utah - 0.85%
Other securities		15,195	.85

Virginia - 0.63%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027	1,000	950	.05
Other securities		10,274	.58
		11,224	.63

Washington - 1.11%
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	5,962	.33
Other securities		13,967	.78
		19,929	1.11

Wisconsin - 1.14%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	12,180	11,277	.63
City of Franklin, Waste Management of Wisconsin, Inc. Project, AMT:
Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds, Series 2003-A, 4.95% 2016	2,250	1,861
Solid Waste Disposal Rev. Bonds, Series 2006-A, 4.95% 2016	2,500	2,064	.22
Other securities		5,093	.29
		20,295	1.14

Multi-state - 1.06%
Charter Mac Equity Issuer Trust, Preferred Shares, Series A-1, AMT, 7.10% (undated) (2)	9,000	9,127	.51
Other securities		9,745	.55
		18,872	1.06

Other states & U.S. territories - 3.42%
Other securities		61,165	3.42

Total bonds & notes (cost: $2,022,650,000)		1,563,183	87.40

	Principal		Percent
	amount	Value	of net
Short-term securities - 11.52%	(000)	(000)	assets

Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), AMT:
Series 2009-A-1, 0.60% 2035 (3)	$2,025	$2,025
Series 2009-A-4, 0.75% 2039 (3)	5,625	5,625	.43%
Parish of East Baton Rouge, Louisiana, (Exxon Project):
Pollution Control Rev. Ref. Bonds, Series 1989, 0.25% 2019 (3)	2,000	2,000
Solid Waste Disposal Rev. Bonds, Series 1998, AMT, 0.30% 2028 (3)	2,000	2,000
Parish of St. Bernard, Louisiana, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 0.35% 2026 (3)	700	700
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), AMT:
Series 2001-A, 0.35% 2030 (3)	6,000	6,000
Series 2001-B, 0.35% 2025 (3)	2,550	2,550
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), AMT:
Series 1987-B, 0.35% 2017 (3)	500	500
Series 1987-C, 0.35% 2017 (3)	2,200	2,200	.89
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Wheelabrator Millbury Inc. Project), Series 2002, AMT, 0.50% 2027 (3)	2,500	2,500	.14
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2009-A, 3.00% 6/25/2009	14,000	14,149	.79
City of Reno, Nevada, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project), Series 2008-A, 0.45% 2042 (3)	5,600	5,600	.31
State of Oregon, G.O. Veterans' Welfare Bonds:
Series 86, 0.65% 2040 (3)	6,400	6,400
Series 89-B, AMT, 0.65% 2038 (3)	2,500	2,500
Series 90-B, 1.25% 2045 (3)	9,500	9,500	1.03
Commonwealth of Puerto Rico, Tax and Rev. Anticipation Notes, Series 2009-A, Subseries 2009-A-2, 3.00% 7/30/2009	10,000	10,111	.57
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund):
Series 2003, 0.40% 2033 (3)	5,100	5,100
Series 2008, 0.40% 2038 (3)	6,200	6,200	.63
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, 0.40% 2034 (3)	10,000	10,000	.56
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	30,000	30,486	1.70
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.62% 2026 (3)	8,000	8,000	.45
Other securities		71,950	4.02

Total short-term securities (cost: $205,729,000)		206,096	11.52

Total investment securities (cost: $2,228,379,000)		1,769,279	98.92
Other assets less liabilities		19,342	1.08

Net assets		$1,788,621	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/18/2008 at a cost of $15,000,000) may be subject to legal or contractual restrictions on resale.

(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $54,416,000, which represented 3.04% of the net assets of the fund.

(3) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,228,379)		$1,769,279
Cash		72
Receivables for:
Sales of investments	$2,663
Sales of fund's shares	8,475
Interest	28,023	39,161
		1,808,512
Liabilities:
Payables for:
Purchases of investments	12,455
Repurchases of fund's shares	4,111
Dividends on fund's shares	1,756
Investment advisory services	550
Services provided by affiliates	895
Directors' deferred compensation	71
Other	53	19,891
Net assets at January 31, 2009		$1,788,621

Net assets consist of:
Capital paid in on shares of capital stock		$2,315,800
Undistributed net investment income		1,976
Accumulated net realized loss		(70,055)
Net unrealized depreciation		(459,100)
Net assets at January 31, 2009		$1,788,621

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 200,000 shares, $.001 par value (149,146 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share *
Class A	$1,493,980	124,577	$11.99
Class B	41,761	3,482	11.99
Class C	97,662	8,144	11.99
Class F-1	137,137	11,435	11.99
Class F-2	4,972	415	11.99
Class R-5	13,109	1,093	11.99

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.46.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$60,567

Fees and expenses*:
Investment advisory services	$3,566
Distribution services	3,295
Transfer agent services	344
Administrative services	149
Reports to shareholders	41
Registration statement and prospectus	110
Postage, stationery and supplies	54
Directors' compensation	1
Auditing and legal	3
Custodian	5
Federal and state income taxes	522
Other	48
Total fees and expenses before waiver	8,138
Less investment advisory services waiver	302
Total fees and expenses after waiver		7,836
Net investment income		52,731

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(47,673)
Net unrealized depreciation on investments		(293,456)
Net realized loss and unrealized depreciation on investments		(341,129)
Net decrease in net assets resulting from operations		$(288,398)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months
	ended January 31, 2009*	Year ended July 31, 2008
Operations:
Net investment income	$52,731	$105,740
Net realized loss on investments	(47,673)	(167)
Net unrealized depreciation on investments	(293,456)	(199,600)
Net decrease in net assets resulting from operations	(288,398)	(94,027)

Dividends paid or accrued to shareholders
from net investment income	(52,633)	(104,341)

Net capital share transactions	(91,481)	109,936

Total decrease in net assets	(432,512)	(88,432)

Net assets:
Beginning of period	2,221,133	2,309,565
End of period (including undistributed net investment
income: $1,976 and $1,878, respectively)	$1,788,621	$2,221,133

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                              unaudited

1. Organization and significant accounting policies

Organization – American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

The fund has six share classes consisting of five retail share classes and one retirement plan share class. The retirement plan share class (R-5) is generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$2,084
Capital loss carryforwards*:
Expiring 2012	$(17,001)
Expiring 2013	(3,652)	(20,653)
Post-October capital loss deferrals (realized during the period November 1, 2007, through July 31, 2008)†		(1,729)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of January 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$11,449
Gross unrealized depreciation on investment securities	(468,435)
Net unrealized depreciation on investment securities	(456,986)
Cost of investment securities	2,226,265

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended January 31, 2009	Year ended July 31, 2008
Class A	$44,557	$88,427
Class B	1,100	2,408
Class C	2,497	4,624
Class F-1	3,967	7,586
Class F-2*	49	-
Class R-5	463	1,296
Total	$52,633	$104,341

*Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended January 31, 2009, total investment advisory services fees waived by CRMC were $302,000. As a result, the fee shown on the accompanying financial statements of $3,566,000, which was equivalent to an annualized rate of 0.365%, was reduced to $3,264,000, or 0.334% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2009, there were no unreimbursed expenses subject to reimbursement for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$2,338	$334	Not applicable	Not applicable
Class B	234	10	Not applicable	Not applicable
Class C	538	Included in administrative services	$45	$4
Class F-1	185		83	7
Class F-2*	Not applicable		1	-†
Class R-5	Not applicable		8	1
Total	$3,295	$344	$137	$12
*Class F-2 was offered beginning August 1, 2008.
†Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1994, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $1,000, shown on the accompanying financial statements, includes $22,000 in current fees (either paid in cash or deferred) and a net decrease of $21,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$-
Level 2 – Other significant observable inputs	1,769,279
Level 3 – Significant unobservable inputs	-
Total	$1,769,279

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended January 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 8/1/2008	$15,014
Net unrealized depreciation (*)	(1,988)
Net transfers out of Level 3	(13,026)
Ending value at 1/31/2009	$-

Net unrealized depreciation during the period on Level 3 investment securities held at 1/31/2009 (*)	$(1,988)

(*) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2009
Class A	$271,533	21,640	$35,543	2,810	$(378,192)	(30,120)	$(71,116)	(5,670)
Class B	4,317	346	864	68	(8,965)	(708)	(3,784)	(294)
Class C	20,905	1,638	1,905	150	(26,020)	(2,070)	(3,210)	(282)
Class F-1	46,709	3,687	3,166	250	(55,391)	(4,318)	(5,516)	(381)
Class F-2†	5,836	483	32	3	(834)	(71)	5,034	415
Class R-5	6,053	496	291	22	(19,233)	(1,423)	(12,889)	(905)
Total net increase
(decrease)	$355,353	28,290	$41,801	3,303	$(488,635)	(38,710)	$(91,481)	(7,117)

Year ended July 31, 2008
Class A	$501,523	33,739	$68,599	4,635	$(484,566)	(32,444)	$85,556	5,930
Class B	5,655	381	1,792	121	(14,259)	(957)	(6,812)	(455)
Class C	43,030	2,903	3,507	237	(36,175)	(2,421)	10,362	719
Class F-1	80,253	5,414	5,991	405	(71,180)	(4,769)	15,064	1,050
Class R-5	9,792	656	725	49	(4,751)	(316)	5,766	389
Total net increase
(decrease)	$640,253	43,093	$80,614	5,447	$(610,931)	(40,907)	$109,936	7,633

*Includes exchanges between share classes of the fund.
†Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $181,712,000 and $351,663,000, respectively, during the six months ended January 31, 2009.

Financial highlights (1)

			(Loss) income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 1/31/2009	(5)	$14.21	$.35	$(2.22)	$(1.87)	$(.35)	$11.99	(13.25)%	$1,494.77%		(6)	.74%	(6)	5.41%	(6)
Year ended 7/31/2008		15.54	.72	(1.34)	(.62)	(.71)	14.21	(4.07)	1,851.69			.65		4.83
Year ended 7/31/2007		15.60	.70	(.06)	.64	(.70)	15.54	4.12	1,932.70			.67		4.44
Year ended 7/31/2006		15.61	.70	(.02)	.68	(.69)	15.60	4.44	1,597.69			.66		4.47
Year ended 7/31/2005		15.23	.68	.37	1.05	(.67)	15.61	7.03	1,370.71			.69		4.39
Year ended 7/31/2004		14.98	.71	.24	.95	(.70)	15.23	6.45	1,108.74			.74		4.67
Class B:
Six months ended 1/31/2009	(5)	14.21	.30	(2.22)	(1.92)	(.30)	11.99	(13.56)	42	1.48	(6)	1.45	(6)	4.70	(6)
Year ended 7/31/2008		15.54	.61	(1.34)	(.73)	(.60)	14.21	(4.76)	54	1.41		1.37		4.11
Year ended 7/31/2007		15.60	.59	(.06)	.53	(.59)	15.54	3.40	66	1.41		1.38		3.74
Year ended 7/31/2006		15.61	.59	(.02)	.57	(.58)	15.60	3.71	66	1.41		1.38		3.75
Year ended 7/31/2005		15.23	.58	.37	.95	(.57)	15.61	6.30	65	1.42		1.40		3.69
Year ended 7/31/2004		14.98	.61	.24	.85	(.60)	15.23	5.71	60	1.45		1.45		3.96
Class C:
Six months ended 1/31/2009	(5)	14.21	.30	(2.22)	(1.92)	(.30)	11.99	(13.58)	98	1.53	(6)	1.50	(6)	4.65	(6)
Year ended 7/31/2008		15.54	.61	(1.34)	(.73)	(.60)	14.21	(4.80)	120	1.45		1.42		4.06
Year ended 7/31/2007		15.60	.58	(.06)	.52	(.58)	15.54	3.35	120	1.46		1.43		3.68
Year ended 7/31/2006		15.61	.58	(.02)	.56	(.57)	15.60	3.66	101	1.46		1.43		3.70
Year ended 7/31/2005		15.23	.56	.37	.93	(.55)	15.61	6.17	90	1.54		1.52		3.55
Year ended 7/31/2004		14.98	.59	.24	.83	(.58)	15.23	5.59	70	1.57		1.57		3.83
Class F-1:
Six months ended 1/31/2009	(5)	14.21	.35	(2.22)	(1.87)	(.35)	11.99	(13.26)	137.81		(6)	.78	(6)	5.36	(6)
Year ended 7/31/2008		15.54	.71	(1.34)	(.63)	(.70)	14.21	(4.12)	168.74			.70		4.77
Year ended 7/31/2007		15.60	.69	(.06)	.63	(.69)	15.54	4.08	167.74			.71		4.39
Year ended 7/31/2006		15.61	.69	(.02)	.67	(.68)	15.60	4.41	121.72			.69		4.43
Year ended 7/31/2005		15.23	.67	.37	1.04	(.66)	15.61	6.95	86.78			.76		4.29
Year ended 7/31/2004		14.98	.70	.24	.94	(.69)	15.23	6.35	46.82			.82		4.55
Class F-2:
Period from 8/12/2008 to 1/31/2009	(5)	14.28	.32	(2.28)	(1.96)	(.33)	11.99	(13.76)	5.30			.29		2.70
Class R-5:
Six months ended 1/31/2009	(5)	14.21	.37	(2.22)	(1.85)	(.37)	11.99	(13.15)	13.53		(6)	.50	(6)	5.52	(6)
Year ended 7/31/2008		15.54	.75	(1.34)	(.59)	(.74)	14.21	(3.86)	28.47			.44		5.05
Year ended 7/31/2007		15.60	.73	(.06)	.67	(.73)	15.54	4.35	25.48			.45		4.67
Year ended 7/31/2006		15.61	.73	(.02)	.71	(.72)	15.60	4.66	22.48			.45		4.68
Year ended 7/31/2005		15.23	.72	.37	1.09	(.71)	15.61	7.27	22.48			.46		4.62
Year ended 7/31/2004		14.98	.75	.24	.99	(.74)	15.23	6.68	27.51			.51		4.90

	Six months ended
	January 31,	Year ended July 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	10%	27%	23%	14%	10%	6%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008, through January 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2008	Ending account value 1/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$867.55	$3.48	.74%
Class A -- assumed 5% return	1,000.00	1,021.48	3.77	.74
Class B -- actual return	1,000.00	864.37	6.81	1.45
Class B -- assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class C -- actual return	1,000.00	864.16	7.05	1.50
Class C -- assumed 5% return	1,000.00	1,017.64	7.63	1.50
Class F-1 -- actual return	1,000.00	867.37	3.67	.78
Class F-1 -- assumed 5% return	1,000.00	1,021.27	3.97	.78
Class F-2 -- actual return †	1,000.00	862.37	2.76	.63
Class F-2 -- assumed 5% return †	1,000.00	1,022.03	3.21	.63
Class R-5 -- actual return	1,000.00	868.52	2.35	.50
Class R-5 -- assumed 5% return	1,000.00	1,022.68	2.55	.50

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 12, 2008 (the initial sale of the share class), through January 31, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2009, portfolio of American High-Income Municipal Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Municipal Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices
relative to their prospects and hold them for
the long term.

•	An extensive global research effort
Our investment professionals travel the world to
find the best investment opportunities and gain
a comprehensive understanding of companies
and markets.

•	The multiple portfolio counselor system
Our unique approach to portfolio management,
developed 50 years ago, blends teamwork
with individual accountability and has provided
American Funds with a sustainable method of
achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an
average of 25 years of investment experience,
providing a depth of knowledge and broad
perspective that few organizations have.

•	A commitment to low management fees
The American Funds provide exceptional value for
shareholders, with management fees that are
among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
>American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-940-0309P

Litho in USA CGD/WG/8075-S16786

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

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American High-Income Municipal Bond Fund®

Investment portfolio

January 31, 2009
 unaudited

Bonds & notes — 87.40%	Principal amount (000)	Value (000)

ALABAMA — 0.23%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$2,221
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	3,000	1,799
		4,020

ALASKA — 1.22%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006,
Subseries A-2, AMT, 4.60% 2022	9,090	8,304
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	4,015	3,967
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010	1,775	1,821
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2000, 6.20% 2022 (preref. 2010)	890	930
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001, 5.375% 2021 (preref. 2011)	5,000	5,340
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,534
		21,896

ARIZONA — 3.69%
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	470	288
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	999	577
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 4.75% 2010	500	488
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	10,500	7,080
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	7,000	3,708
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.53% 2042 (put 2015)[1]	6,000	4,515
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.38% 2042 (put 2015)[1]	5,000	3,762
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.772% 2037[1]	5,000	1,925
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-B, AMT, 5.25% 2018	3,080	3,071
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-B, AMT, 5.25% 2019	2,000	1,967
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	1,884
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	3,570	3,387
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2007, AMT, 6.55% 2037	14,500	9,859
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2008, AMT, 7.50% 2038	10,000	7,683
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Bonds,
Series 2007-A-1, AMT, 5.10% 2038	2,955	2,706
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	2,694
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2039	7,000	6,851
School Facs. Board, Certs. of Part., Series 2008, 5.25% 2023	1,000	1,036
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	706
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	404
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A-1, AMT, 4.90% 2028	2,200	1,484
		66,075

CALIFORNIA — 6.62%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	2,950
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	1,010	721
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,000	2,802
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,259
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,540	1,349
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	3,500	3,524
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	1,000	977
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	807
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	615	564
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2025	1,165	846
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	1,250	1,015
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	851
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	848
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	949
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2010)[1]	3,000	3,083
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	990	883
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	770	814
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,040
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,041
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	1,585	1,756
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	3,000	1,876
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	179
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	835	834
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	1,971
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	899
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	2,000	1,777
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	380	305
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	720
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	2,648
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	4,990	5,032
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.00% 2017	460	461
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2023	2,430	2,229
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	4,000	3,966
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	990	658
Morongo Band of Mission Indians, California Enterprise Rev. Bonds (Indians Enterprise Casino Project),
Series B, 5.50% 2018	2,875	2,380
Morongo Band of Mission Indians, California Enterprise Rev. Bonds (Indians Enterprise Casino Project),
Series B, 6.50% 2028	5,250	3,995
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,000	1,326
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,000	647
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.80% 2028	500	394
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.875% 2034	2,000	1,511
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,227
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	2,970
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	2,370
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, FGIC insured, 4.75% 2023	1,030	748
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	4,550	3,305
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	1,000	942
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	1,000	883
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	1,000	891
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	3,000	2,266
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 6.625% 2017[2]	3,000	2,463
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 7.00% 2027[2]	6,000	4,501
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, FSA insured, 5.00% 2017	1,120	1,139
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	760
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	688
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	437
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC insured, 2.026% 2034[1]	5,000	2,375
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	856
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.00% 2026	1,000	1,011
San Diego Unified School Dist., 2005 G.O. Ref. Bonds (Election of 1998), Series D-2, FSA insured, 4.75% 2026	1,500	1,488
San Francisco Airport Auth., Ref. Bonds, Series A, AMT, 6.50% 2019 (put 2010)	1,000	1,027
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, MBIA insured, 0% 2035	5,000	897
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 1999, 6.10% 2014 (preref. 2009)	325	342
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt),
Series 2006, 4.50% 2011[2]	600	566
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt),
Series 2006, 4.875% 2016[2]	3,500	2,740
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt),
Series 2006, 5.00% 2020[2]	3,200	2,147
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	730
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	4,000	2,406
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	1,440	1,032
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,245	877
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.40% 2017	2,000	1,562
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	2,250	1,521
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,495
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	732
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,370
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,500	1,074
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	910	1,030
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	1,000	1,044
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2030	1,000	641
		118,440

COLORADO — 4.76%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,205
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,500	1,099
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	4,110	2,553
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	2,500	1,397
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2013	595	571
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2018	600	513
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	2,913
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	1,227
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.00% 2017	2,000	2,025
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.50% 2016	2,210	2,345
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	500	520
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	17,000	8,903
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	1,000	562
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 2.576% 2033[1]	4,930	2,046
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Brighton Charter School Project),
Series 2006, 6.00% 2036	1,700	1,071
Educational and Cultural Facs. Auth., Rev. Bonds (Cerebral Palsy of Colorado Project), Series 2006-A, 6.25% 2036	2,550	1,745
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	1,000	889
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	1,000	842
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	385	399
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	1,830	1,630
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	3,321
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	615	691
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2026	2,100	1,477
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	1,698
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	744
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,174
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	993
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,203
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	1,650
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	12,500	7,355
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	5	5
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	8,500	7,215
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2005, 8.125% 2025	5,000	4,119
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds,
Series 2001, 7.75% 2026 (preref. 2011)	2,750	3,221
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	995	1,146
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2027	500	280
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2037	1,750	889
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	2,750	1,731
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	1,625
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
(Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026 (preref. 2011)	2,875	3,340
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	702
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,225	743
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	728
Regents of the Univeristy of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2038	1,250	1,270
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	1,655	1,692
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,250	1,629
		85,096

CONNECTICUT — 1.19%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,311
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
Series 1993-B, AMT, 5.95% 2028	1,500	1,241
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, MBIA insured, 4.25% 2019	765	685
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-A, 5.50% 2036[2]	1,500	904
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[2]	1,000	987
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[2]	3,000	2,304
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	525	513
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	6,100	5,295
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	3,000	2,360
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	2,000	1,397
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	5,000	3,011
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.50% 2013	1,380	1,307
		21,315

DELAWARE — 0.05%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2006-C, AMT, 6.25% 2037	885	916

DISTRICT OF COLUMBIA — 0.48%
University Rev. Bonds (Georgetown University Issue), Series 1988-B, 5.75% 2039	2,000	1,994
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.50% 2039	2,300	2,309
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 6.00% 2035	4,000	4,197
		8,500

FLORIDA — 12.92%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	900	866
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.625% 2022	1,000	706
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	5,000	3,322
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.875% 2042	4,500	2,628
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B-2, 5.10% 2016	2,080	1,573
Ave Maria Stewardship Community Dist. (Collier County), Bond Anticipation Bonds, Series 2006, 4.80% 2012	3,000	1,805
Ave Maria Stewardship Community Dist. (Collier County), Capital Improvement Rev. Bonds,
Series 2006-A, 5.125% 2038	1,980	917
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	1,500	1,152
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	923
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-A, 6.00% 2038	1,850	1,134
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-B, 6.20% 2038	1,500	903
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	610	559
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	1,960	1,492
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	980	392
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds,
Series 2007-A-2, 6.00% 2038	1,500	867
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	1,400	1,688
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,330	2,723
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	4,435	2,765
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2007-A, 6.00% 2038	5,715	3,470
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	525	270
Connerton West Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 5.125% 2016	2,290	1,410
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-A, 5.60% 2039	1,500	697
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-B, 5.50% 2017	3,400	1,577
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	635	455
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	6,780	6,045
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	2,985	2,637
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	325	244
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	1,775	893
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	985	1,077
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	5,807
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	11,500	5,829
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	13,000	9,080
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, FSA insured, 5.25% 2018	2,000	2,041
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	915	786
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	60	56
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	1,155	752
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,280	2,783
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,260	736
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	2,000	2,204
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2016 (preref. 2015)	150	176
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018 (preref. 2015)	250	294
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018 (preref. 2016)	100	119
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	173
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2016	1,050	1,092
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018	1,750	1,790
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018	2,900	3,000
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,855	1,758
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	2,000	1,674
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	831
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,011
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2013	1,500	1,515
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,795	3,633
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,222
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	2,515	2,119
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	2,500	1,848
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	2,000	1,753
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	740	669
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	135	126
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037	920	484
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 2010	2,960	1,825
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	1,065	985
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,755	1,548
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038	2,000	921
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	7,250	3,352
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2022	2,235	1,921
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	985	514
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,205	1,710
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 5.00% 2013	3,165	1,923
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	1,000	459
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-B, 5.20% 2015	3,000	1,375
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	2,315	1,944
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 2006, 5.00% 2032	2,000	1,095
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	1,210
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,000	1,598
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	1,966
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,425	7,152
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,666
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-A, 5.45% 2039	4,000	1,991
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-B, 5.25% 2014	2,750	1,468
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2014	4,255	2,583
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,100	959
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,840	2,641
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,665	3,211
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	600	523
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2009	95	85
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,950	1,048
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	979
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, MBIA insured, 5.375% 2017	1,000	1,014
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	3,851
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	1,975	1,287
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-A, 5.50% 2038	1,000	523
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-B, 5.30% 2016	1,970	1,144
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 2038	1,500	523
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project),
Series 1997, 7.00% 2019	2,125	2,067
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	2,905	1,811
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Isles Project),
Series 1997-A, 7.00% 2019	1,000	972
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.85% 2013 (preref. 2009)	475	490
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	2,587
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	3,085	2,548
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,730	1,985
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-A, 5.60% 2038	1,500	795
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-B, 5.35% 2015	2,000	1,522
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	965	473
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	1,780	891
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,305	2,039
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,365	1,044
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,625	1,446
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,230	2,241
Seminole Tribe of Florida 5.25% 2027[2]	7,000	4,648
Seminole Tribe of Florida 5.50% 2024[2]	2,500	1,781
Seminole Tribe of Florida 5.75% 2022[2]	2,760	2,090
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.10% 2025	3,995	2,498
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.125% 2037	3,995	2,180
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	3,350	1,462
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,740	3,174
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	965	544
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	3,000	1,531
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013	2,035	1,556
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-B, 6.45% 2010	50	50
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds, Series 2007-B, 5.45% 2015	6,250	3,971
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-1, 5.30% 2017	2,000	1,110
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	1,740	616
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,438
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,263
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds,
Series 2005, 6.00% 2036	2,930	1,688
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	960	582
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,850	3,117
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,135	615
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	990	763
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	980	679
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	40	38
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,690	1,027
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-B, 6.55% 2015	3,910	2,402
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2),
Series 2005, 5.80% 2036	6,000	3,477
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds,
Series 2006, 5.65% 2037	1,975	1,383
		231,139

GEORGIA — 1.90%
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	2,240	1,443
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	715	820
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	2,000	2,391
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	2,545	2,288
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	3,000	2,694
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	4,705	3,910
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,500	3,056
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,081
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	2,500	1,545
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	2,500	1,284
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	2,000	1,658
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	1,000	814
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2022	5,000	3,831
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	2,000	1,568
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	766
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2028	1,395	1,032
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2008-A, 6.00% 2022[3]	2,500	495
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,750	1,721
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,375	775
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 6.00% 2012 (escrowed to maturity)	40	47
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project),
Series 2007, AMBAC insured, 1.611% 2033[1]	1,500	743
		33,962

GUAM — 0.05%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	952

IDAHO — 1.40%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	60	61
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	30	30
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	65	66
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	165	165
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	165	166
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	100	103
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	810	830
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	650	653
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	770	770
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	745	754
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	735	737
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	700	669
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	695	613
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,075	1,075
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,000	900
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	1,475	1,455
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	1,740	1,619
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	885	775
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,145	1,020
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,105	1,031
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-D, Class III, AMT, 5.20% 2027	2,985	2,881
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-F, Class III, AMT, 4.80% 2028	1,280	1,092
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-A, Class III, AMT, 4.85% 2028	2,160	1,833
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	860	701
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,965	1,638
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-E-1, Class III, AMT, 4.85% 2028	2,605	2,211
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-J, Class III, AMT, 5.00% 2028	1,190	1,114
		24,962

ILLINOIS — 4.95%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project),
Series 2005, 5.90% 2027	6,000	4,052
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	1,000	1,020
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-C, AMT, AMBAC insured, 5.50% 2015	2,030	2,077
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-E, AMT, AMBAC insured, 5.50% 2016	1,170	1,191
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	1,346
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	800	669
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	3,650	2,058
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,000	760
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	681
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	4,000	2,428
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	4,500	3,562
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	272
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	1,440
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	4,750	2,631
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	5,500	3,612
Health Facs. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	3,335	3,403
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	2,000	1,891
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2027	3,490	2,552
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2037	2,000	1,345
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2042	5,725	3,758
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2027	1,000	628
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2037	3,000	1,717
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2042	2,000	1,106
Fin. Auth., Rev. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	2,000	1,388
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,500	1,031
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	1,187
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020 (preref. 2009)	1,000	1,026
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	3,000	1,952
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	3,500	1,970
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	947
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	798
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,164
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	2,990	1,900
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	3,495
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	5,500	4,582
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds (Tuscany Woods Project),
Series 2007, 5.75% 2037	5,000	2,646
Village of Hampshire (Kane County), Special Service Area Number 16, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	3,230	1,641
Village of Hampshire (Kane County), Special Service Area Number 18, Special Tax Bonds
(Crown Dev. Projects — Tamms Farm), Series 2007-A, 6.00% 2044	1,210	615
Village of Hampshire (Kane County), Special Service Area Number 19, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	3,000	1,525
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,516
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	501
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	1,000	1,131
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 4.85% 2026	1,855	1,643
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 5.00% 2042	1,665	1,366
Housing Dev. Auth., Housing Bonds, Series G, 4.20% 2015	1,135	1,196
Housing Dev. Auth., Housing Bonds, Series G, 4.30% 2016	445	466
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	825	816
Housing Dev. Auth., Housing Bonds, Series G, 4.80% 2032	1,000	882
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,157
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,450	1,497
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040	5,000	2,644
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project),
Series 2001, 7.75% 2030 (preref. 2011)	945	1,056
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	986	643
		88,580

INDIANA — 2.04%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	2,055	1,341
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,000	619
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	948
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	1,500	1,061
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	1,500	1,046
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	5,220	4,360
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	4,000	2,903
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,750	5,099
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,000	1,074
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project),
Series 1995-A, AMT, 6.50% 2031[3]	3,500	72
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	8,000	6,705
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2004-I, AMT, MBIA insured, 5.25% 2014	2,000	2,067
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,039
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, MBIA insured, 5.60% 2016	1,000	1,028
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, MBIA insured, 5.85% 2019	2,000	2,010
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2026	230	167
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2038	500	322
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,173
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	4,000	2,416
		36,450

IOWA — 0.55%
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2047	2,075	1,518
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	2,500	1,677
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	3,259
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	1,260	1,260
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,187
		9,901

KANSAS — 0.37%
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	991
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	3,250	1,776
City of Manhattan, Health Care Fac. Rev. Bonds (Meadowlark Hills Retirement Community),
Series 2007-B, 5.125% 2042	1,000	593
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,705	1,735
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,745	1,471
		6,566

KENTUCKY — 0.77%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.80% 2012	1,000	907
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	7,000	5,383
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 5.75% 2028	2,500	2,523
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2033	1,000	1,007
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2042	2,000	1,987
Louisville/Jefferson County Metro Government, Health Facs. Rev. Bonds
(Jewish Hospital & St. Mary’s HealthCare, Inc. Project), Series 2008, 6.125% 2037	2,005	1,979
		13,786

LOUISIANA — 2.29%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	3,000	2,827
Colonial Pinnacle Community Dev. Dist., Special Assessment Bonds, Series 2008, 7.00% 2037	4,000	2,497
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	3,555
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	13,000	9,094
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,233
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	1,000	724
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	10,500	7,130
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	12,883
		40,943

MAINE — 0.78%
Fin. Auth., Rev. Obligation Securities, Point Lookout Issue, Series 2008, 9.875% 2017[4]	15,000	12,666
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	1,500	1,218
		13,884

MARYLAND — 1.21%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,666	1,550
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,987	1,034
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	1,000	778
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	750	415
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	2,165	2,189
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	299
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	1,000	723
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, CIFG insured, 5.00% 2026	1,000	727
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	2,631
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	970	625
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	4,560
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds
(GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, AMT, 5.75% 2029	1,000	975
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,521
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,750	1,412
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict),
Series 2002, 7.00% 2032 (preref. 2012)	1,885	2,212
		21,651

MASSACHUSETTS — 1.91%
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,133
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2019	800	655
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2029	4,150	2,673
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2018	1,000	721
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	2,500	1,462
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	3,000	1,664
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,000	1,067
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.60% 2022	5,000	4,327
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	10,000	7,883
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue H, Series 2008, AMT,
ASSURED GUARANTY insured, 6.125% 2022	8,000	8,307
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	1,500	1,574
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,079
Housing Fin. Agcy., Housing Bonds, Series 2006-D, AMT, 4.625% 2026	1,960	1,687
		34,232

MICHIGAN — 2.48%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. and Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	2,500	1,869
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. and Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.125% 2043	5,000	3,765
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,500	1,159
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	1,694
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	456
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	380	374
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	423
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	476
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	4,239
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	2,000	1,732
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	1,821
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	3,000	1,949
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,158
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	1,000	854
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,509
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.625% 2028	1,000	854
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2007-B, AMT, FSA insured, 4.95% 2044	8,000	6,450
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.375% 2026	1,250	789
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	4,000	4,109
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,363
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,452
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	1,000	1,031
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	2,000	1,462
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Turbo Term Bonds,
Series 2008-A, 6.875% 2042	3,440	2,361
		44,349

MINNESOTA — 0.07%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds
(HealthPartners Obligated Group Project), Series 2003, 5.25% 2009	1,250	1,256

MISSISSIPPI — 0.36%
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	2,500	2,428
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	4,500	4,002
		6,430

MISSOURI — 1.65%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2019	2,885	2,687
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,700	1,729
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	2,075	1,704
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	1,851
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	7,000	5,133
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	3,500	2,341
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, FSA insured, 5.00% 2027	5,490	4,702
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	6,851
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	3,300	2,519
		29,517

MONTANA — 0.22%
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	1,250	886
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	2,100	1,343
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,735	1,734
		3,963

NEBRASKA — 0.69%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	3,500	3,161
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	1,490	903
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	4,580	4,642
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	3,635	3,633
		12,339

NEVADA — 2.43%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	1,000	999
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	1,000	463
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.125% 2011	955	881
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.40% 2014	1,160	949
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.50% 2015	910	716
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.875% 2021	2,350	1,570
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	975	879
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	975	862
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	3,290	2,371
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,920
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	245	268
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	1,574
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,115	450
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,395	563
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.125% 2025	3,490	1,407
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	720	639
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	990	794
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	957
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,475	3,071
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	1,640	1,604
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	960	864
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	35	35
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	25	26
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,115	1,675
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	1,000	601
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	3,642
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,430
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	2,375	1,494
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	6,870	6,717
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	2,000	1,644
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.75% 2027	1,000	751
City of Sparks, Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Bonds,
Series A, 6.50% 2020	2,000	1,587
		43,403

NEW HAMPSHIRE — 0.54%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project),
Series 1992-D, AMT, 6.00% 2021	2,000	1,838
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	907
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	5,000	4,240
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.00% 2027	1,715	1,392
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2020	1,200	1,152
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	85	87
		9,616

NEW JERSEY — 2.69%
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	1,500	1,513
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,490
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	2,719
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	1,500	1,848
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	3,625	2,363
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	665	625
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2019	2,000	1,436
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	13,000	8,180
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	1,353
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2007-E-2, FGIC insured, 3.42% 2037[1]	5,000	5,000
Higher Education Student Assistance Auth., Student Loan Rev. Bonds,
Series 2008-A, AMT, ASSURED GUARANTY insured, 5.875% 2021	3,000	3,197
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, MBIA insured, 4.75% 2033	2,000	1,618
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, MBIA insured, 4.85% 2039	1,500	1,200
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	3,425	2,509
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	12,500	7,981
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	1,000	1,140
		48,172

NEW MEXICO — 0.77%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III),
Series 2001-A, 8.375% 2021	1,835	1,653
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II),
Series 2001-B, 8.875% 2021	4,655	4,351
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2002-C, AMT, 5.82% 2033	1,180	1,192
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	2,750	2,923
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,639
		13,758

NEW YORK — 3.20%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	2,000	2,158
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	811
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 133, AMT, 6.00% 2032	855	873
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,141
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,459
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	868
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	433
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	9,000	7,529
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	2,000	1,364
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project),
Series 1997, AMT, 6.20% 2022	2,835	2,262
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	8,000	5,710
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	11,000	8,001
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.00% 2020	4,000	2,391
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.00% 2013	3,000	2,898
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,535	1,490
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	4,500	4,306
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	2,000	1,873
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2020	2,000	1,830
New York City Municipal Water Fin. Auth., Water and Sewer System General Resolution Rev. Bonds,
Fiscal Series 2009-EE, 5.00% 2018	3,000	3,428
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	5,685	3,274
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[2]	2,000	1,466
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	1,662
		57,227

NORTH CAROLINA — 0.80%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	970
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,089
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,545
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,875
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 23-A, AMT, 5.00% 2036	4,095	4,104
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 30-A, AMT, 5.50% 2039	985	985
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	1,380
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Southminster Project),
Series 2007-A, 5.75% 2037	2,000	1,352
		14,300

NORTH DAKOTA — 0.10%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series B, AMT, 4.75% 2031	2,000	1,616
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	160	161
		1,777

OHIO — 2.65%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	2,930	2,149
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	23,145	14,799
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	1,000	590
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	966
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2015	1,520	1,434
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,568
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	1,376
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014	1,205	1,206
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015	1,295	1,290
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-A, AMT, 5.50% 2036	2,140	2,139
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	4,000	3,854
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.50% 2024	4,500	3,880
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	1,634
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,156
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2018	1,020	864
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,074
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	335	341
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	585	564
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	665	735
Solid Waste Rev. Bonds (General Motors Corp. Project), Series 2002, AMT, 6.30% 2032	1,845	277
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,200	2,477
Water Dev. Auth., Solid Waste Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.15% 2015	3,500	3,043
		47,416

OKLAHOMA — 0.34%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[2]	1,125	1,004
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[2]	1,500	1,203
Dev. Fin. Auth., Student Housing Rev. Bonds (Seminole State College Project), Series 2006, 5.125% 2036	650	391
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 1999-D-2, AMT, 7.10% 2026	1,020	1,038
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2008-A, AMT, 6.80% 2038	2,000	2,108
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	500	350
		6,094

OREGON — 0.51%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	5,467
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 5.25% 2029	5,000	3,594
		9,061

PENNSYLVANIA — 2.67%
Allegheny County Airport Auth., Airport Rev. Bonds (Pittsburgh International Airport), Ref.
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,212
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2012	1,915	1,631
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2013	3,000	2,452
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2017	8,500	5,955
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	5,500	3,000
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	2,000	1,414
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	2,750	1,746
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2012	1,040	1,030
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 5.10% 2027	1,500	1,061
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-A, 5.40% 2016	1,410	1,346
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-B, 6.00% 2036	3,250	2,408
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	1,000	702
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	3,120	3,143
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	290	282
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	1,000	788
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,000	1,445
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	1,313
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	1,880
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	1,366
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	1,000	952
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,126
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2005-A, 6.625% 2023	1,000	789
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	4,000	3,189
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	685	678
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 2.306% 2031[1]	2,500	1,175
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	3,075	1,749
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,059
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	1,400	841
		47,732

PUERTO RICO — 0.49%
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	4,025	3,956
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	1,000	889
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	2,760	2,645
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	20,000	769
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	5,000	575
		8,834

RHODE ISLAND — 0.17%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	130	133
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	870	1,004
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 55-B, AMT, 4.55% 2022	2,000	1,812
		2,949

SOUTH CAROLINA — 1.22%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	2,765	2,349
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	2,000	1,259
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	2,015	1,080
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,376
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	2,000	1,228
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.30% 2035	2,750	1,509
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	3,500	3,538
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.375% 2028	2,850	2,953
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	1,790	1,896
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	3,000	2,860
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	1,842
		21,890

SOUTH DAKOTA — 0.06%
Education Loans Inc., Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,065	1,085

TENNESSEE — 1.45%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project),
Series 2005-A, 5.00% 2015	2,505	2,214
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,150
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	1,600	1,311
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2019	2,000	1,615
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	2,860	2,882
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, MBIA insured, 6.25% 2013	1,000	1,066
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds
(Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	676
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,409
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	843
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,163
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	4,038
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2024	5,000	3,691
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	2,500	1,846
		25,904

TEXAS — 7.24%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	1,733
Alliance Airport Auth., Inc., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, AMT, 5.25% 2029	2,000	785
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 2035	6,000	2,624
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 2002, AMT, 8.25% 2036	4,580	2,429
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, AMT, 9.125% 2029	5,000	3,004
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	3,480
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2007, AMT, 5.50% 2030	6,000	2,477
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, AMT, 5.375% 2015	5,000	4,218
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2011[2]	1,005	971
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project),
Series 2002-A-4, AMT, 5.95% 2033	3,000	2,062
Brazos Harbor Industrial Dev. Corp., Environmental Facs. Rev. Bonds (Dow Chemical Co. Project),
Series 2008, AMT, 5.90% 2038 (put 2028)	3,000	1,994
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	11,680	7,699
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	3,745	2,478
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,000	2,568
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.25% 2014	1,195	1,078
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	644
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	1,150	722
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,054
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project),
Series 1997-D, AMT, 5.125% 2009	2,250	2,245
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds,
Series 2001-A, AMT, FGIC insured, 5.625% 2011	1,000	1,067
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds,
Series 2001-A, AMT, FGIC insured, 5.75% 2015	1,185	1,235
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,575	1,659
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds,
(Waste Management of Texas, Inc. Brazoria County Project), Series 2003-A, AMT, 5.20% 2028	2,000	1,418
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds,
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,064
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	2,500	2,298
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	1,000	1,017
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	3,500	3,676
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,249
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2008, 5.00% 2026	1,000	703
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2015	2,855	2,918
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2029	3,000	1,989
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,000	1,063
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2028	1,000	1,004
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.125% 2027	2,500	1,952
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	725
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-B, AMT, AMBAC insured, 4.55% 2030	4,000	2,532
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	920	616
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project),
Series 2007-A, AMT, 5.20% 2018	15,300	12,767
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	860
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,125
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	1,673
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2020	6,500	5,270
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2025	1,000	751
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	3,616
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,000	7,062
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	4,000	3,786
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, ASSURED GUARANTY insured, 0% 2028	10,000	3,115
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	2,496
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	658
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002, RADIAN insured, 5.125% 2017	2,000	2,001
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016	1,000	1,028
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.00% 2020	1,000	839
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.00% 2019	1,370	1,398
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,687
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	824
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	1,588
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	977
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	1,660	1,398
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	2,000	1,138
		129,507

UTAH — 0.85%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	1,030	996
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	975	970
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	460	455
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	1,635	1,611
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	715	722
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	1,745	1,661
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	1,205	1,145
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	1,010	1,002
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,155	1,056
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	670	618
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	685	581
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	1,045	914
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1999 Issue D,
AMT, 5.60% 2013	15	15
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	15	15
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	45	45
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	60	61
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	60	61
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,150	928
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	1,190	916
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2029	1,900	1,423
		15,195

VIRGINIA — 0.63%
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,800	3,000
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds
(Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	950
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	1,500	1,578
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,000	741
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	849	634
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	3,880	2,742
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,550	1,579
		11,224

VIRGIN ISLANDS — 0.05%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	977

WASHINGTON — 1.11%
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	5,962
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2027	5,500	3,605
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2038	3,000	1,756
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,351
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program — Phase II),
Series 2006, AMT, FSA insured, 4.55% 2025	3,915	3,182
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012	1,000	1,073
		19,929

WEST VIRGINIA — 0.38%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	3,782
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	5,200	3,064
		6,846

WISCONSIN — 1.14%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	758
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	1,500	1,504
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	12,180	11,277
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	2,250	1,861
City of Franklin, Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project),
Series 2006-A, AMT, 4.95% 2016 (put 2016)	2,500	2,064
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013	90	99
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	2,500	1,923
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc), Series 2006, 5.00% 2026	1,000	809
		20,295

MULTI-STATE — 1.06%
Charter Mac Equity Issuer Trust, Preferred Shares, Series A-1, AMT, 7.10% (undated)[2]	9,000	9,127
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[2]	2,000	1,689
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	4,000	3,219
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[2]	4,000	3,228
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[2]	2,000	1,609
		18,872

Total bonds & notes (cost: $2,022,650,000)		1,563,183

Short-term securities — 11.52%

State of Alabama, Industrial Dev. Board of the City of Montgomery, Pollution Control and
Solid Waste Disposal Rev. Ref. Bonds (General Electric Co. Project), Series 2006, AMT, 0.45% 2021[1]	1,400	1,400
Health Facs. Fncg. Auth., Insured Rev. Bonds (Southern California Presbyterian Homes),
Series 1998, MBIA insured, 7.00% 2028[1]	2,935	2,935
Community Redev. Agcy. of the City of Los Angeles, California, Multi-family Housing Rev. Bonds
(Wilshire Station Apartments), Series 2003-A, AMT, 0.50% 2038[1]	3,500	3,500
California Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project),
Series 2001-W-1, AMT, 0.75% 2034[1]	1,300	1,300
State of California, Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-A, 0.65% 2029[1]	4,000	4,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-3, 0.65% 2037[1]	2,000	2,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-10, 0.65% 2037[1]	400	400
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), 0.65% 2035[1]	1,500	1,500
County of Pitkin, Colorado, Industrial Dev. Rev. Ref. Bonds (Aspen Skiing Co. Project),
Series 1994-B, AMT, 0.85% 2014[1]	1,700	1,700
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Greater Hartford YMCA Issue),
Series B, 0.30% 2038[1]	300	300
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2008-A, 0.40% 2038[1]	1,800	1,800
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.35% 2034[1]	3,500	3,500
State of Florida, Orange County Educational Facs. Auth., Educational Facs. Rev. Bonds (Rollins College Project),
Series 2001, 0.47% 2031[1]	2,000	2,000
Florida Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds,
Series 2008-C, 0.40% 2035[1]	3,050	3,050
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-1, AMT, 0.60% 2035[1]	2,025	2,025
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, AMT, 0.75% 2039[1]	5,625	5,625
State of Kentucky, Lexington-Fayette Urban County Airport Board, General Airport Rev. and Rev. Ref. Bonds
(Lexington-Fayette Urban County Government G.O.), Series 2008-A, AMT, 0.85% 2038[1]	2,000	2,000
State of Louisiana, Calcasieu Parish Public Trust Auth., Waste Disposal Rev. Bonds (WPT Corp.), AMT, 0.65% 2027[1]	2,000	2,000
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.25% 2037[1]	1,200	1,200
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Wheelabrator Millbury Inc. Project),
Series 2002, AMT, 0.50% 2027[1]	2,500	2,500
City of Minneapolis, Minnesota, G.O. Library Bonds, Series 2003, 0.67% 2032[1]	1,095	1,095
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Saint Louis University), Series 2008-B-2, 0.60% 2035[1]	5,120	5,120
North Carolina Medical Care Commission, Health Care Facs. Rev. Bonds (Cleveland HealthCare System Project),
Series 2001, 0.40% 2033[1]	2,250	2,250
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2009-A, 3.00% 6/25/2009	14,000	14,149
City of Reno, Nevada, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project),
Series 2008-A, 0.45% 2042[1]	5,600	5,600
Dormitory Auth. of the State of New York, Cornell University Rev. Bonds, Series 2008-B, 0.40% 2037[1]	5,300	5,300
State of Oklahoma, Trustees of the Tulsa Airports Improvement Trust, Tulsa International Airport General Rev. Bonds,
Ref. Series 2007-C, AMT, 0.65% 2023[1]	3,600	3,600
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 86, 0.65% 2040[1]	6,400	6,400
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 89-B, AMT, 0.65% 2038[1]	2,500	2,500
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 90-B, 1.25% 2045[1]	9,500	9,500
Commonwealth of Puerto Rico, Tax and Rev. Anticipation Notes, Series 2009-A, Subseries 2009-A-2, 3.00% 7/30/2009	10,000	10,111
Lawrence County, South Dakota, Solid Waste Disposal Rev. Bonds (Homestake Mining Co. of California Project),
Series 1997-A, AMT, 0.62% 2032[1]	2,000	2,000
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 0.40% 2033[1]	5,100	5,100
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, 0.40% 2038[1]	6,200	6,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 0.40% 2034[1]	10,000	10,000
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-A, 0.35% 2041[1]	2,000	2,000
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.60% 2041[1]	2,700	2,700
State of Texas, Montgomery County Housing Fin. Corp., Demand Multi-family Housing Rev. Bonds
(Park at Woodline Townhomes), Series 2005, AMT, 0.63% 2038[1]	3,500	3,500
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
(BP Products North America Inc. Project), Series 2006, AMT, 0.55% 2036[1]	200	200
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), Series 2003, AMT, 0.55% 2038[1]	900	900
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	30,000	30,486
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds
(Old Dominion University Real Estate Foundation 45th Street Parking Garage,
LLC University Village Parking Fac. Project), Series 2008, 0.40% 2031[1]	2,500	2,500
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds
(Old Dominion University Real Estate Foundation Student Housing, LLC University Village Student Housing Project),
Series 2008, 0.40% 2033[1]	2,500	2,500
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.62% 2026[1]	8,000	8,000
Washington State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Seaport Landing Retirement Project),
Series 2005-A, AMT, 1.00% 2041[1]	2,000	2,000
Washington State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Park Vista Retirement Project),
Series 2005-A, AMT, 1.00% 2041[1]	1,700	1,700
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-B, AMT, 0.35% 2017[1]	500	500
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 0.35% 2017[1]	2,200	2,200
Parish of East Baton Rouge, Louisiana, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.25% 2019[1]	2,000	2,000
Parish of East Baton Rouge, Louisiana, Solid Waste Disposal Rev. Bonds (Exxon Project),
Series 1998, AMT, 0.30% 2028[1]	2,000	2,000
Parish of St. Bernard, Louisiana, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project),
Series 1996, AMT, 0.35% 2026[1]	700	700
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-A, AMT, 0.35% 2030[1]	6,000	6,000
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 0.35% 2025[1]	2,550	2,550

Total short-term securities (cost: $205,729,000)		206,096

Total investment securities (cost: $2,228,379,000)		1,769,279
Other assets less liabilities		19,342

Net assets		$1,788,621

[1]Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[2]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $54,416,000, which represented 3.04% of the net assets of the fund.

[3]Scheduled interest and/or principal payment was not received.

[4]Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/18/2008 at a cost of $15,000,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-940-0309O-S15834

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: April 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: April 9, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: April 9, 2009